Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts Receivable	[1]	$ 277,670	$ 498,920
Allowance for doubtful accounts		(71,341)	(50,850)
Accounts receivable, net		$ 206,329	$ 448,070

[1]	All accounts receivables are mainly from sales of FTTPS.